Reserves - Additional Information (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Final dividend proposed after the end of the reporting year, per share	¥ 0	¥ 0
Other reserve [member]
Disclosure of reserves within equity [line items]
Appropriations to reserves	¥ 0	¥ 0